Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Organization
Organization

Note 1—Organization

Description of Operations

Extraction Oil & Gas Holdings, LLC, a Delaware limited liability company was formed on May 29, 2014 by PRE Resources, LLC (“PRL”) as a holding company with no independent operations apart from its ownership of the subsidiaries described below. PRL was formed in May 2012 to invest in oil and gas properties in Michigan, California, Wyoming, North Dakota and Colorado.

Extraction Oil & Gas, LLC (“Extraction”), formerly a wholly‑owned subsidiary of PRL, was a wholly‑owned subsidiary of Holdings. Extraction was formed on November 14, 2012, as a Delaware limited liability company and is focused on the acquisition, development and production of oil, natural gas and natural gas liquids (“NGL”) reserves in the Rocky Mountains, primarily in the Wattenberg Field of the Denver‑Julesburg Basin (the “DJ Basin”) of Colorado.

Concurrent with the formation of Holdings, PRL contributed all of its membership interests in Extraction, to Holdings and distributed all of its interests in Holdings to its members in a pro rata distribution (the “Reorganization”). As all power and authority to control the core functions of Holdings and Extraction were controlled by PRL, the Reorganization was accounted for as a reorganization of entities under common control and the assets and liabilities of Extraction were recorded at Extraction’s historical costs.

At the Reorganization, Yorktown Energy Partners (“Yorktown”) controlled Holdings through ownership of 76.1% of its membership interests. The remaining 23.9% of Holdings’ membership interests was owned by certain members of management and other third‑party investors. Immediately after the Reorganization, Holdings completed an offering of its membership units (see Note 8—Members’ Equity). Following the membership offering, Yorktown controlled 51.8% of Holdings through three funds: Yorktown Energy Fund IX, LP, Yorktown Energy Fund X, LP, and Yorktown Extraction Co‑Investment Partners, LP. Yorktown Energy Fund XI, LP invested in the April and June 2016 equity offering.

Subsequent to the membership offering described above, the Company issued additional membership interests (see Note 8—Members’ Equity). As a result, Yorktown owned 52.0% and certain members of management and other third‑party investors owned 48.0% of Holdings’ at September 30, 2016.

In connection with the Company’s initial public offering (the “IPO” or the “Offering”), Extraction converted from a Delaware limited liability company to XOG, a Delaware corporation. In connection with the closing of the IPO on October 17, 2016, Holdings was merged with and into XOG, and XOG was the surviving entity to the merger. The merger was treated as a reorganization of entities under common control. As part of Holdings' merger with and into XOG, all of Holdings' other subsidiaries became direct or indirect subsidiaries of XOG. XOG is a public company listed for trading on the NASDAQ Global Select Market (“NASDAQ”) under the symbol “XOG”. Please refer to Note 8 – Members’ Equity for further information on the IPO.

XTR Midstream, LLC (“XTR”) was a wholly‑owned subsidiary of Holdings and is now a wholly-owned subsidiary of XOG. XTR was formed on September 10, 2014, as a Delaware limited liability company and is designing midstream assets to gather and process crude oil and gas production in the DJ Basin of Colorado.

7N, LLC (“7N”) was also a wholly‑owned subsidiary of Holdings and now is a wholly-owned subsidiary of XOG. 7N, LLC was formed on September 10, 2014, as a Delaware limited liability company to acquire certain real property and rights‑of‑way to support the build‑out of XTR’s gathering and processing system.

Mountaintop Minerals, LLC (“Mountaintop”) was also a wholly‑owned subsidiary of Holdings and is now a wholly-owned subsidiary of XOG. Mountaintop was formed on March 10, 2015, as a Delaware limited liability company to engage in the acquisition of minerals, primarily in the DJ Basin of Colorado.

8 North, LLC (“8 North”) was also a wholly‑owned subsidiary of Holdings and is now a wholly-owned subsidiary of XOG. 8 North was formed on April 29, 2015, as a Delaware limited liability company and was assigned certain leases in Boulder and Weld Counties previously owned by Extraction Oil and Gas, LLC. 8 North, LLC was formed to engage in the development of oil and gas leases currently categorized as unproved with a specific focus on Northern Colorado.

XOG Services, LLC was also a wholly‑owned subsidiary of Holdings and now is a wholly-owned subsidiary of XOG. XOG Services, LLC was formed on November 13, 2015, as a Delaware limited liability company to administer payroll and other general and administrative functions beginning in 2016 for all Holdings’ subsidiaries.

Extraction Finance Corp. was also a wholly‑owned subsidiary of Holdings and is now a wholly-owned subsidiary of XOG. Extraction Finance Corp. was formed on June 20, 2016, as a Delaware corporation to facilitate the Company’s Senior Notes Offering. For additional discussion on the Senior Notes Offering please refer to Note 4—Long‑Term Debt.

Note 1—Organization

Description of Operations

Extraction Oil & Gas Holdings, LLC (“Holdings” or the “Company”), a Delaware limited liability company was formed on May 29, 2014 by PRE Resources, LLC (“PRL”) as a holding company with no independent operations apart from its ownership of the subsidiaries described below. PRL was formed in May 2012 to invest in oil and gas properties in Michigan, California, Wyoming, North Dakota and Colorado.

Extraction Oil & Gas, LLC (“Extraction”) formally a wholly-owned subsidiary of PRL is a wholly-owned subsidiary of Holdings. Extraction was formed on November 14, 2012, as a Delaware limited liability company and is focused on the acquisition, development and production of oil, natural gas and natural gas liquids (“NGL”) reserves in the Rocky Mountains, primarily in the Wattenberg Field of the Denver-Julesburg Basin (the “DJ Basin”) of Colorado.

Concurrent with the formation of Holdings, PRL contributed all of its membership interests in Extraction, to Holdings and distributed all of its interests in Holdings to its members in a pro rata distribution (the “Reorganization”). As all power and authority to control the core functions of Holdings and Extraction were controlled by PRL, the Reorganization was accounted for as a reorganization of entities under common control and the assets and liabilities of Extraction were recorded at Extraction’s historical costs. The consolidated financial statements have been retrospectively recast for all periods prior to May 29, 2014 to reflect the Reorganization as if the transfer of net assets occurred at the beginning of the period. Results of operations for the 2014 period include the results of operations from Extraction, the previously separate entity, from January 1, 2014 to May 29, 2014, the date the transfer was completed.

At the Reorganization, Yorktown Energy Partners (“Yorktown”) controlled Holdings through ownership of 76.1% of its membership interests. The remaining 23.9% of Holdings’ membership interests was owned by certain members of management and other third-party investors. Immediately after the Reorganization, Holdings completed an offering of its membership units (see Note 9—Members’ Equity). Following the membership offering, Yorktown controlled 51.8% of Holdings through three funds: Yorktown Energy Fund IX, LP, Yorktown Energy Fund X, LP, and Yorktown Extraction Co-Investment Partners, LP.

Subsequent to the membership offering described above, the Company issued additional membership interests (see Note 9—Members’ Equity). As a result, Yorktown owns 50.1% and certain members of management and other third-party investors own 49.9% of Holdings’ at December 31, 2015.

XTR Midstream, LLC (“XTR”) is also a wholly-owned subsidiary of Holdings. XTR was formed on September 10, 2014, as a Delaware limited liability company and is designing midstream assets to gather and process crude oil and gas production in the DJ Basin of Colorado.

7N, LLC (“7N”) is also a wholly-owned subsidiary of Holdings. 7N, LLC was formed on September 10, 2014, as a Delaware limited liability company to acquire certain real property and rights-of-way to support the build-out of XTR’s gathering and processing system.

Mountaintop Minerals, LLC (“Mountaintop”) is also a wholly-owned subsidiary of Holdings. Mountaintop was formed on March 10, 2015, as a Delaware limited liability company to engage in the acquisition of minerals, primarily in the DJ Basin of Colorado.

8 North, LLC (“8 North”) is also a wholly-owned subsidiary of Holdings. 8 North was formed on April 29, 2015, as a Delaware limited liability company and assigned certain leases in Boulder and Weld Counties previously owned by Extraction Oil & Gas, LLC. 8 North, LLC was formed to engage in the development of oil and gas leases currently categorized as unproved with a specific focus on Northern Colorado.

XOG Services, LLC (“XOG”) is also a wholly-owned subsidiary of Holdings. XOG Services, LLC was formed on November 13, 2015, as a Delaware limited liability company to administer payroll and other general and administrative functions beginning in 2016 for all Holdings’ subsidiaries.